Receipts in Advance and Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 13,142	$ 15,074
Deferred revenue	30,700	28,585
Total	$ 43,842	$ 43,659